TANAKA GROWTH FUND
                           230 Park Avenue - Suite 960
                               New York, NY 10169
                                 (212) 490-3380




                                                                   July 29, 1999



Dear TANAKA Growth Fund Shareholder,

         We welcome you as a founding investor in The TANAKA Growth Fund! The objective of The TANAKA Growth Fund is to provide long term growth for its shareholders. Our focus is on identifying above average growth companies which are selling at reasonable valuations. Our flexibility and size allow us to pursue the best values from all market caps and from a variety of industries. Our holdings reflect a blend of well-known, large cap companies with above average growth prospects, as well as medium and small cap companies many of which may be relatively undiscovered but have significant growth potential.

                                     OUTLOOK

         The 1st Half of 1999 was a watershed period with immensely positive implications for investors. The 3.8% growth in U.S. productivity for the 1st Quarter validates our belief that productivity gains from greater saving and investment could extend this "Once-A-Generation" Super Bull Market into "extra innings."

         There will no doubt be external shocks to the system like the 4th Quarter '97 Asia Crisis, the collapse of Russia and the 1998 Credit Crunch. However, there are now "Four Virtuous Circles" at play which are reinforcing each other to extend the current environment of "inflationless growth":

(1) Consumers, particularly Baby Boomers and Working Women, are saving/ investing for their retirement and are benefiting from the "Wealth Effect" of rising stock and home prices.

(2) Corporations continue to trim costs, improving cash flow and investing in new technology to further reduce costs, improve productivity, provide new and better products and services, and enhance profitability.

(3) State, Local & Federal Governments are generating higher than expected tax revenues due to the already longer than normal 7-year economic expansion. We believe that the surplus will grow faster due to higher corporate profits and incomes and will be used to reduce debt and taxes which will tend to lower interest rates and provide greater incentive to work, ultimately expanding the labor pool.

(4) Technological advances in semiconductors, software, telecommunications and the Internet are converting the U.S. into a "Digital Economy," reducing corporate and government costs by eliminating whole layers of distribution, stimulating new and improved services, providing significant productivity gains for the first time in the service sector and creating new higher paying jobs.


                              INVESTMENT STRATEGIES

         As the capital markets begin to understand the investment implications of a 3-4% growth economy produced by 2.5 - 3.5% productivity gains and very little inflation, we believe that greater premiums will be paid for more rapidly growing companies. Over the next few years, the market will focus increasingly on smaller cap companies with high growth potential. Since these small cap companies have been out of favor for four years, they are also very cheap, presenting us with an unusual window of opportunity to invest in the best small companies at reasonable prices.

         We have been seeking new investments in the drivers and beneficiaries of improving productivity, including telecom, semiconductors, software and drug delivery technology. However, we do cast our nets wide to maintain diversification in a variety of areas.

         Thank you for your trust and confidence.


                                                    Sincerely yours,




                                                    Graham Y. Tanaka, CFA

TANAKA Growth Fund
Schedule of Investments - May 31, 1999 (Unaudited)

Common Stocks - 89.1%                                            Shares                        Value

ENERGY - 4.1%
Energy Services - 2.3%
Eagle Geophysical, Inc. (a)                                             65                           $ 219
Seitel, Inc.                                                         1,020                          16,129
                                                                                          -----------------
                                                                                                    16,348
                                                                                          -----------------
Oil & Gas - 1.8%
Anadarko Petroleum, Inc.                                               325                          12,188
                                                                                          -----------------

   TOTAL  ENERGY -                                                                                  28,536
                                                                                          -----------------

FINANCE - 14.6%
Banks - 1.7%
MFC Bancorp Ltd.                                                     1,550                          12,206
                                                                                          -----------------

Credit & Other Finance - 1.5%
Associates First Capital Corp. - Class A                               250                          10,250
                                                                                          -----------------

Federal Sponsored Credit - 4.2%
Fannie Mae                                                             430                          29,240
                                                                                          -----------------

Insurance - 5.9%
AFLAC Inc.                                                             590                          30,090
American International Group                                           100                          11,431
                                                                                          -----------------
                                                                                                    41,521
                                                                                          -----------------
Securities Industry - 1.3%
Paine Webber Group                                                     200                           9,400
                                                                                          -----------------

   TOTAL  FINANCE                                                                                  102,617
                                                                                          -----------------

HEALTH - 16.8%
Drugs & Pharmaceuticals - 16.8%
ICN Pharmaceuticals, Inc.                                              500                          16,437
K-V Pharmaceutical, Inc. - Class A (a)                               1,290                          21,688
Lilly (Eli)                                                            230                          16,431
Pfizer, Inc.                                                           230                          24,610
Schering-Plough, Inc.                                                  550                          24,785
Warner Lambert, Inc.                                                   225                          13,950
                                                                                          -----------------
                                                                                                   117,901
                                                                                          -----------------

INDUSTRIAL MACHINERY & EQUIPMENT - 10.0%
Electrical Equipment - 7.9%
ASM Lithography Holdings NV (a)                                        345                          15,223
General Electric, Inc.                                                 110                          11,186
Novellus Systems, Inc. (a)                                             600                          29,287
                                                                                          -----------------
                                                                                                    55,696
                                                                                          -----------------

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund
Schedule of Investments - May 31, 1999 (Unaudited) - continued

Common Stocks - continued                                        Shares                        Value

INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - 2.1%
Deswell Industries, Inc.                                             1,400                        $ 14,700
                                                                                          -----------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT -                                                     70,396
                                                                                          -----------------

MEDIA  &  LEISURE - 3.8%
Leisure Durables & Toys - 1.8%
Mattel, Inc.                                                           480                          12,690
                                                                                          -----------------

Restaurants - 2.0%
IHOP Corp. (a)                                                         600                          14,325
                                                                                          -----------------

   TOTAL  MEDIA  &  LEISURE -                                                                       27,015
                                                                                          -----------------

NON-DURABLES - 6.2%
Beverages - 1.7%
PepsiCo, Inc.                                                          340                          12,176
                                                                                          -----------------

Household Products - 1.7%
Colgate-Palmolive, Inc.                                                120                          11,985
                                                                                          -----------------

Tobacco - 2.8%
Philip Morris Cos.                                                     500                          19,281
                                                                                          -----------------

   TOTAL  NON-DURABLES -                                                                            43,442
                                                                                          -----------------

RETAIL & WHOLESALE - 10.4%
Building Supplies - 2.9%
Home Depot, Inc.                                                       360                          20,475
                                                                                          -----------------

Specialty - 7.5%
Garden Ridge, Inc. (a)                                               1,800                          11,025
Staples, Inc. (a)                                                      940                          27,025
Toys R Us, Inc. (a)                                                    650                          14,991
                                                                                          -----------------
                                                                                                    53,041
                                                                                          -----------------

   TOTAL  RETAIL  &  WHOLESALE -                                                                    73,516
                                                                                          -----------------

SERVICES - 2.6%
Services - 2.6%
NFO Worldwide, Inc. (a)                                                900                          12,769
Thomas Group, Inc. (a)                                                 650                           5,728
                                                                                          -----------------
                                                                                                    18,497
                                                                                          -----------------

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund
Schedule of Investments - May 31, 1999 (Unaudited) - continued

Common Stocks - continued                                        Shares                        Value

TECHNOLOGY - 17.6%
Computers & Office Equipment - 2.3%
International Business Machines, Inc.                                  140                        $ 16,284
                                                                                          -----------------

Computer Services & Software - 5.3%
Business Objects, Inc. (a)                                             580                          16,675
Priceline.com, Inc. (a)                                                100                          11,203
TownPagesNet.com (a)                                                 1,135                           9,505
                                                                                          -----------------
                                                                                                    37,383
                                                                                          -----------------
Electronics - 8.5%
Intel Corp.                                                            980                          52,981
Three-Five Systems, Inc. (a)                                           500                           6,719
                                                                                          -----------------
                                                                                                    59,700
                                                                                          -----------------
Photography & Imaging - 1.5%
FLIR Systems, Inc. (a)                                                 800                          10,700
                                                                                          -----------------

   TOTAL  TECHNOLOGY -                                                                             124,067
                                                                                          -----------------

TELECOMMUNICATIONS - 3.0%
Telecommunications - 3.0%
ADC Telecommunications, Inc. (a)                                        75                           3,666
AT&T Corp.                                                             210                          11,655
QUALCOMM, Inc. (a)                                                      60                           5,835
                                                                                          -----------------
                                                                                                    21,156
                                                                                          -----------------

TOTAL  COMMON  STOCKS  (Cost $649,851)                                                             627,143
                                                                                          -----------------

                                                                Principal
                                                                 Amount                        Value
Money Market Securities - 10.2%
Star Treasury Fund, 3.97% (b) (Cost $71,693)                      $ 71,693                          71,693
                                                                                          -----------------

TOTAL INVESTMENTS - 99.3% (Cost $721,544)                                                          698,836
                                                                                          -----------------
Other assets less liabilities - 0.7%                                                                 4,937
                                                                                          -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 703,773
                                                                                          =================

(a)  Non-income producing
(b)  Variable rate security; the coupon rate shown represents the rate at May 31, 1999

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund                                                  May 31, 1999
Statement of Assets & Liabilities (Unaudited)


Assets
Investment in securities (cost $721,544)                                                     $ 698,836
Receivable for securities sold                                                                  11,350
Dividends receivable                                                                               253
Interest receivable                                                                                218
                                                                                     ------------------
   Total assets                                                                                710,657

Liabilities
Accrued investment advisory fee payable                                     $ 601
Payable for securities purchased                                            5,433
Distribution fees payable                                                     545
Other payables and accrued expenses                                           305
                                                                 -----------------

   Total liabilities                                                                             6,884
                                                                                     ------------------

Net Assets                                                                                   $ 703,773
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                              $ 698,928
Accumulated net investment income (loss)                                                        (1,328)
Accumulated undistributed net realized gain on investments                                      28,881
Net unrealized depreciation on investments                                                     (22,708)
                                                                                     ------------------

Net Assets, for 70,887 shares                                                                $ 703,773
                                                                                     ==================

Net Asset Value

Class R:
Net Assets
Offering price and redemption price per share ($703,773/70,887)                                 $ 9.93
                                                                                     ==================

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund
Statement of Operations for the period December 30, 1998
   (Commencement of Operations) to May 31, 1999 (Unaudited)

Investment Income
Dividend income                                                                                  $ 1,294
Interest income                                                                                    1,193
                                                                                          ---------------
Total Income                                                                                       2,487


Expenses
Investment advisory fee                                                         $ 2,180
Administration fees                                                              12,500
Transfer agent and pricing & bookkeeping fees                                    16,009
Distribution fee - Class R                                                          545
Custodian fees                                                                    1,660
Audit fees                                                                        4,000
Registration fees                                                                   450
Shareholder reports                                                                 107
                                                                      ------------------
Total expenses before reimbursement                                              37,451
Reimbursed expenses                                                             (33,636)
                                                                      ------------------
Total operating expenses                                                                           3,815
                                                                                          ---------------
Net Investment Income (Loss)                                                                      (1,328)
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                       28,881
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     (22,708)
                                                                      ------------------
Net gain on investment securities                                                                  6,173
                                                                                          ---------------
                                                                                          ===============
Net increase in net assets resulting from operations                                             $ 4,845
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund
Statement  of  Changes  in  Net  Assets  for  the  period   December   30,  1998
   (Commencement of Operations) to May 31, 1999 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                         $ (1,328)
   Net realized gain on investment securities                                             28,881
   Change in net unrealized appreciation (depreciation)                                  (22,708)
                                                                               ------------------
                                                                               ------------------
   Net increase in net assets resulting from operations                                    4,845
                                                                               ------------------
Share Transactions - Class R
   Net proceeds from sale of shares                                                      702,438
   Shares redeemed                                                                        (3,510)
                                                                               ------------------
Net increase in net assets resulting
   from share transactions                                                               698,928
                                                                               ------------------
                                                                               ------------------
   Total increase in net assets                                                          703,773
                                                                               ------------------

Net Assets
   Beginning of period                                                                         -
                                                                               ------------------
   End of period [including accumulated undistributed net
      investment income loss of $1,328]                                                $ 703,773
                                                                               ==================

See accompanying notes which are an integral part of the financial statements

TANAKA Growth Fund - Class R
Financial Highlights for the period December 30, 1998
   (Commencement of Operations) to May 31, 1999 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                   (0.03)
   Net realized and unrealized gain (loss)                 (0.04) (c)
                                                   --------------
                                                   --------------
Total from investment operations                           (0.07)
                                                   --------------

Net asset value, end of period                            $ 9.93
                                                   ==============

Total Return (b)                                           (0.70)%

Ratios and Supplemental Data
Net assets, end of period (000)                             $704
Ratio of expenses to average net assets                      1.75% (a)
Ratio of expenses to average net assets
   before reimbursement                                     17.17% (a)
Ratio of net investment income (loss) to
   average net assets                                      (0.61)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement                (16.03)% (a)
Portfolio turnover rate                                     41.52% (a)

(a)  Annualized
(b) For periods of less than a full year, total returns are not annualized.
(c) The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of class shares in relation to market values of the fund's investment in securities.

See accompanying notes which are an integral part of the financial statements

                               TANAKA Growth Fund
                          Notes to Financial Statements
                            May 31, 1999 (Unaudited)


NOTE 1.  ORGANIZATION

     TANAKA Growth Fund (the "Fund") is organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Trust"); the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide growth of capital. The Trust is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. The Board of Directors (the "Board") have authorized that shares of the Fund may be offered in three classes: Class A, Class B and Class R; only Class R shares of the Fund were outstanding as of June 30, 1999.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               TANAKA Growth Fund
                          Notes to Financial Statements
                      May 31, 1999 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from December 30, 1998 (commencement of operations) through May 31, 1999, the Advisor received a fee of $2,180 from the Fund. The Advisor has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to Class R shares until November 30, 1999. For the period December 30, 1998 (commencement of operations) through May 31, 1999, the Advisor reimbursed expenses of $29,636.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services,

                               TANAKA Growth Fund
                          Notes to Financial Statements
                      May 31, 1999 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

including all regulatory reporting and necessary office equipment and personnel. For the period from December 30, 1998 (commencement of operations) to May 31, 1999, the Administrator received fees of $12,500 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor from December 30, 1998 (commencement of operations) to May 31, 1999.


NOTE 4.  SHARE TRANSACTIONS

     As of May 31, 1999, there were 150,000,000 authorized shares for the Fund. Paid in capital at June 30, 1999 was $698,928.

     Transactions in shares of Class R were as follows:


                                          For the period December 30, 1998
                                    (Commencement of Operations) to May 31, 1999

                                            Shares                 Dollars

Shares sold                                 71,234                 $702,438
Shares redeemed                               (347)                  (3,510)
                                            -------                ---------
                                            70,887                  698,928
                                            =======                =========


NOTE 5.  INVESTMENTS

     For the period from December 30, 1998 (commencement of operations) through May 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $670,471 and $61,578, respectively. As of May 31, 1999, the gross unrealized appreciation for all securities totaled $43,647 and the gross unrealized depreciation for all securities totaled $66,355 for a net unrealized depreciation of $22,708. The aggregate cost of securities for federal income tax purposes at May 31, 1999 was $721,544.

                               TANAKA Growth Fund
                          Notes to Financial Statements
                      May 31, 1999 (Unaudited) - continued


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 1999, Graham Y. Tanaka and McFarland Dewey & Co. beneficially owned more than 30% and 31%, respectively, of the Fund.


NOTE 7. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.